Accrued and Other Liabilities - Changes in Standard Warranty Reserve (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Balance at beginning of year	€ 27,475	€ 21,626
Acquisitions through business combinations		2,978
Additions for the year	42,420	37,124
Utilization of the reserve	(22,749)	(19,924)
Release of the reserve	(5,468)	(13,076)
Effect of exchange rates	(170)	(1,253)
Balance at end of year	€ 41,508	€ 27,475